Variable Interest Entities	12 Months Ended
Dec. 31, 2013
VARIABLE INTEREST ENTITIES [Abstract]
Variable Interest Entities

3. VARIABLE INTEREST ENTITIES

Consolidated VIEs

Basic Information

PRC law and regulations prohibit or restrict foreign ownership of companies that operate online games and internet content services. Consequently, the Group operates its online game business and online advertising business through the VIEs. Both Gamease and Guanyou Gamespace are directly owned by the Company’s Chief Executive Officer (“CEO”) and Dewen Chen, the Company’s President (the “President”), who hold 60% and 40%, respectively, of each of these entities. Shanghai ICE is owned by two Changyou employees, Runa Pi and Rong Qi, each of whom holds 50% of Shanghai ICE. Capital for the VIEs is funded by the Company through loans provided to the Company’s CEO and President and Ms. Pi and Ms. Qi, and the loans are initially recorded as loans to related parties. Guanyou Gamespace owns 100% of the equity interests of Doyo.

The loans to the shareholders of Gamease, Guanyou Gamespace, and Shanghai ICE and the capital of the VIEs are eliminated for accounting purposes during consolidation.

Under contractual agreements with the Company, shareholders of Gamease, Guanyou Gamespace and Shanghai ICE are required to transfer their ownership in Gamease, Guanyou Gamespace and Shanghai ICE to the Company, if permitted by PRC law and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of Gamease, Guanyou Gamespace and Shanghai ICE are assigned to the Company; the Company has the right to designate all directors and senior management personnel of Gamease, Guanyou Gamespace and Shanghai ICE. The Company’s CEO and President and the two Changyou employees have pledged their shares in Gamease, Guanyou Gamespace and Shanghai ICE as collateral for the loans. As of December 31, 2012 and 2013, the aggregate amount of these loans was $3,802,000 and $3,920,000, respectively.

Effective upon the completion of the 7Road Reorganization, Shenzhen 7Road became a VIE of 7Road Cayman, of which approximately 71.926% was owned by Changyou through Webgames HK. Shenzhen 7Road was directly owned by Changyou’s VIE Gamease, which held 68.258%, and by the other shareholders of Shenzhen 7Road, who held 31.742%. On June 5, 2013, Changyou, through Webgames HK, acquired all of the ordinary shares of 7Road Cayman held by the non-controlling shareholders of 7Road Cayman and, through Gamease, acquired all of the equity interests in Shenzhen 7Road held by shareholders other than Gamease. See Note 2.d “–Acquisition and Restructuring of 7Road.” The Company is a primary beneficiary of Shenzhen 7Road, as a result of contractual arrangements among Shenzhen 7Road, 7Road Technology and Gamease.

The Group has adopted the guidance of accounting for variable interest entities, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity. The Group’s management evaluated the relationships between the Company, AmazGame and Gamease, the relationships between the Company, Gamespace and Guanyou Gamespace, the relationships between the Company, ICE Information and Shanghai ICE, the relationship between the Company, 7Road Technology and Shenzhen 7Road, and the economic benefit flow of the applicable contractual arrangements. In connection with such evaluation, management also took into account the fact that AmazGame, Gamespace, ICE Information and 7Road Technology, as a result of the above contractual arrangements, control 100% of the shareholders’ voting interests in Gamease, Guanyou Gamespace, Shanghai ICE and Shenzhen 7Road and the fact that Guanyou Gamespace, in turn, holds and controls 100% of the shareholder’s voting interests in Doyo. The Group concluded that each of Gamease, Guanyou Gamespace, Shanghai ICE, Shenzhen 7Road, Doyo and Changyou e-pay is a variable interest entity of the Company, of which the Company is the primary beneficiary. As a result, Gamease’s, Guanyou Gamespace’s, Shanghai ICE’s, Shenzhen 7Road’s, Doyo’s and Changyou e-pay’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

Financial Information

The following combined financial information of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31, (in thousands)
	2012	2013
ASSETS:
Cash and cash equivalents	$57,517	$107,356
Short-term investments	51,720	—
Accounts receivable, net	21,610	31,245
Prepaid expense	782	1,659
Other receivable	26,061	19,843
Due from affiliates	102,300	223,485
Due from Sohu Group	431	392
Others	2,219	1,826

Total current assets	262,640	385,806

Goodwill	116,992	128,139
Deferred tax assets and provision	777	479
Other non-current assets	49,956	91,929

Total assets	$430,365	$606,353

LIABILITIES:
Accounts payable	$8,677	$25,986
Accrued and other short-term liabilities	38,033	21,160
Due to affiliates	36,446	226,510
Receipts in advance and deferred revenue	43,027	43,252
Tax payable	9,923	1,453

Total current liabilities	136,106	318,361

Other long-term liabilities	3,846	7,939

Total liabilities	$139,952	$326,300

	For the Year ended December 31, (in thousands)
	2011	2012	2013
Net revenue	$434,018	$613,629	$719,253
Net income (loss)	50,683	99,276	(1,170)

	For the Year ended December 31, (in thousands)
	2011	2012	2013
Net cash provided by operating activities	$56,622	$66,739	$102,086
Net cash used in investing activities	(80,971)	(43,087)	(53,925)
Net cash used in financing activities	—	(13,106)	—

Under contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs. As of December 31, 2013, the registered capital and PRC statutory reserves of the VIEs totaled $12.8 million. As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the consolidated VIEs do not have recourse to the general credit of the Company for any of the liabilities of such VIEs.

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. As the Company is conducting its online game business and online advertising business mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Summary of significant agreements currently in effect

Agreements between VIEs and Nominee Shareholders

Loan agreements and equity pledge agreements between AmazGame and the shareholders of Gamease and between Gamespace and the shareholders of Guanyou Gamespace. The loan agreements provide for loans to the respective shareholders of Gamease and Guanyou Gamespace for the shareholders to make contributions to the registered capital of Gamease and Guanyou Gamespace in exchange for the equity interests in Gamease and Guanyou Gamespace. Under the equity pledge agreements, the respective shareholders of Gamease and Guanyou Gamespace pledge to AmazGame and Gamespace, their equity interests in Gamease and Guanyou Gamespace to secure the performance of their obligations under the loan agreements and Gamease’s and Guanyou Gamespace’s obligations to AmazGame and Gamespace under the various VIE-related agreements. The loans are interest free and are repayable on demand, but the shareholders can only repay the loans by transferring to AmazGame and Gamespace, as the case may be, their equity interests in Gamease and Guanyou Gamespace.

Equity interest purchase right agreements between AmazGame and the shareholders of Gamease and between Gamespace and the shareholders of Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace have the right, exercisable at any time when it becomes legal to do so under PRC law, to purchase from the respective shareholders of Gamease and Guanyou Gamespace all or any part of their equity interests at a purchase price equal to their initial contributions to registered capital.

Powers of attorney executed by the shareholders of Gamease in favor of AmazGame and by the shareholders of Guanyou Gamespace in favor of Gamespace, with a term of 10 years. These powers of attorney give AmazGame and Gamespace the exclusive right to appoint nominees to act on behalf of their respective shareholders in connection with all actions to be taken by Gamease and Guanyou Gamespace.

Business operation agreements between AmazGame and the shareholders of Gamease and between Gamespace and the shareholders of Guanyou Gamespace. These agreements set forth the right of AmazGame and Gamespace, to control the actions of the respective shareholders of Gamease and Guanyou Gamespace. Each agreement has a term of 10 years.

Call option agreement among ICE Information, Shanghai ICE and Shanghai ICE shareholders. This agreement provides to ICE Information and any third party designated by ICE Information the right, exercisable at any time when it becomes legal to do so under PRC law, to purchase from the shareholders all or any part of their shares in Shanghai ICE or purchase from Shanghai ICE all or part of its assets or business at the lowest purchase price permissible under PRC law. The agreement further provides that Shanghai ICE or its shareholders will transfer back to ICE Information any such purchase price they have received from ICE Information, upon the request of ICE Information, as and to the extent allowed under PRC law. The agreement is terminable only if ICE Information is dissolved.

Share pledge agreement among ICE Information, Shanghai ICE and the shareholders of Shanghai ICE. Under this agreement the shareholders pledge to ICE Information their equity interests in Shanghai ICE to secure the performance of their obligations under the call option agreement and to secure Shanghai ICE’s obligations to ICE Information under their VIE-related agreements.

Business operation agreement among ICE Information, Shanghai ICE and the shareholders of Shanghai ICE. This agreement sets forth the right of ICE Information to control the actions of the shareholders of Shanghai ICE. The agreement is terminable only if ICE Information is dissolved.

Amended and restated equity interest purchase right agreement among 7Road Technology, Shenzhen 7Road and Gamease, which is Shenzhen 7Road’s sole shareholder. Under this agreement, 7Road Technology and any third-party designated by 7Road Technology have the right, exercisable at any time during the term of the agreement, if and when it is legal to do so under PRC law, to purchase from Gamease all or any part of its shares in Shenzhen 7Road at a nominal purchase price. This agreement has a term of 10 years, is renewable by 7Road Technology for such term as it may determine and is terminable by 7Road Technology by notice to the other parties at any time when, under PRC law as then in effect, 7Road Technology cannot exercise its purchase right, and is also terminable if Shenzhen 7Road’s or 7Road’s existence is terminated, by mutual agreement of the parties or upon the written request of 7Road Technology. Neither Gamease nor Shenzhen 7Road has any power to terminate the agreement.

Amended and restated equity interest pledge agreement among 7Road Technology, Shenzhen 7Road and Gamease. Under this agreement, Gamease agreed to pledge to 7Road Technology its equity interests in Shenzhen 7Road to secure the performance of Gamease’s obligations and Shenzhen 7Road’s obligations under the various VIE-related agreements. If Gamease or Shenzhen 7Road breaches its obligations under any VIE-related agreements, 7Road Technology is entitled to exercise its rights as the beneficiary under the Equity Interest Pledge Agreements. This agreement terminates only after all of the obligations of Gamease and of Shenzhen 7Road under the various VIE-related agreements are no longer in effect.

Amended and restated business operation agreement among 7Road Technology, Shenzhen 7Road and Gamease. This agreement grants to 7Road Technology the right to control the actions of Shenzhen 7Road and to control the actions of Gamease in its capacity as the sole shareholder of Shenzhen 7Road. This agreement has a term of 10 years, is renewable by 7Road Technology for such term as it may determine and is terminable early if the existence of Shenzhen 7Road or 7Road Technology is terminated or upon 30 days’ advance written notice of 7Road Technology to Shenzhen 7Road.

Powers of attorney executed by Gamease in favor of 7Road Technology. This power of attorney gives 7Road Technology the exclusive right to appoint designees to act on behalf of Gamease in connection with all actions to be taken by Shenzhen 7Road requiring shareholder approval.

Business Arrangements Between WFOEs and VIEs

Technology support and utilization agreements between AmazGame and Gamease and between Gamespace and Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace have the exclusive right to provide certain product development and application services and technology support to Gamease and Guanyou Gamespace, respectively, for a fee equal to a predetermined percentage, subject to adjustment by AmazGame or Gamespace at any time, of Gamease’s and Guanyou Gamespace’s respective revenues. Each agreement terminates only when AmazGame or Gamespace is dissolved.

Services and maintenance agreements between AmazGame and Gamease between Gamespace and Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace, respectively, provide marketing, staffing, business operation and maintenance services to Gamease and Guanyou Gamespace, respectively, in exchange for a fee equal to the cost of providing such services plus a predetermined margin. Each agreement terminates only when AmazGame or Gamespace, as the case may be, is dissolved.

Exclusive business cooperation agreement between ICE Information and Shanghai ICE. This agreement sets forth the exclusive right of ICE Information to provide business support and technical services to Shanghai ICE. The agreement terminates only when ICE Information is dissolved.

Exclusive technology consulting and services agreement between ICE Information and Shanghai ICE. This agreement provides to ICE Information the exclusive right to provide technical consultation and other related services to Shanghai ICE in exchange for a fee equal to the balance of Shanghai ICE’s gross income after deduction of related costs and expenses. The agreement terminates only when ICE Information is dissolved.

Technology development and utilization agreement between 7Road Technology and Shenzhen 7Road. Under this agreement, 7Road Technology has the exclusive right to provide product development and application services and technology support to Shenzhen 7Road for a fee based on Shenzhen 7Road’s revenues, which fee can be adjusted by 7Road Technology at any time in its sole discretion. The fee is eliminated upon consolidation. This agreement will terminate if the existence of 7Road Technology or Shenzhen 7Road is terminated, by mutual agreement of the parties or upon failure to perform due to a force majeure event.

Services and maintenance agreement between 7Road Technology and Shenzhen 7Road. Pursuant to this agreement, 7Road Technology provides marketing and maintenance services to Shenzhen 7Road in exchange for a fee equal to the cost of providing such services plus a predetermined margin. This agreement will terminate if the existence of 7Road Technology or Shenzhen 7Road is terminated, by mutual agreement of the parties or upon failure to perform due to a force majeure event.

Certain of the agreements described above between the VIEs and the corresponding wholly-owned subsidiaries, or WFOEs, of the Company do not have renewal terms. However, because the VIEs are controlled by their corresponding WFOEs through their respective business operation agreements and through the powers of attorney granted to the WFOEs by the shareholders of the VIEs, such agreements can be, and are expected to be, renewed at the election of the WFOEs.

VIE-Related Risks

It is possible that the Group’s conduct of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have an adverse impact on the Group’s cash flows, financial position and operating performance. The Group’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the contracts among the Group, the Group’s VIEs and shareholders of its VIEs would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC law and regulations or are otherwise not enforceable for public policy reasons. In the event that the Group was unable to enforce these contractual arrangements, the Group would not be able to exert effective control over the affected VIEs. Consequently, such VIE’s results of operations, assets and liabilities would not be included in the Group’s consolidated financial statements. If such were the case, the Group’s cash flows, financial position and operating performance would be impaired. The Group’s contractual arrangements with respect to its consolidated VIEs are approved and in place. The Group’s management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Group’s operations and contractual relationships would find the contracts to be unenforceable.

Variable interest entities not consolidated within the Group

In 2010, in order to diversify the Company’s marketing channels for its games, the Company acquired a 50% equity interest in Shanghai Jingmao and its affiliate. Although following the acquisition Shanghai Jingmao and its affiliate were variable interest entities of the Company under generally accepted accounting principles in the United States of America (“U.S. GAAP”), the Company was not the primary beneficiary of Shanghai Jingmao and its affiliate because the Company was not able to direct their activities. Accordingly, the Company did not consolidate the financial statements of Shanghai Jingmao and its affiliate prior to February 1, 2011 and the Company’s investment in them was accounted for under the equity method of accounting. In January 2011, the Company acquired the remaining 50% of the equity interests in each of Shanghai Jingmao and its affiliate, resulting in the Company’s having control of 100% of the voting equity interests. Accordingly, the Company began to consolidate the financial statements of Shanghai Jingmao and its affiliate on February 1, 2011.